Warrants (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Stock compensation expense		$ 204,083	$ 771,358	$ 708,059	$ 11,667,361
Warrant [Member]
Warrants to purchase an aggregate number of shares	60,866	602,563
Stock compensation expense				$ 48,700	$ 5,250,540